COMMITMENTS AND CONTINGENCIES (Narrative) (Details) ¥ in Millions	1 Months Ended		12 Months Ended
	Oct. 31, 2014 USD ($)	Oct. 31, 2014 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 CNY (¥)
Guarantor Obligations [Line Items]
Loss Contingency, Damages Sought, Value	$ 2,200,000	¥ 14.8	$ 639,104
Litigation Settlement, Expense	$ 200,000	¥ 1.5
Finance Lease, Principal Payments			70,100,000	¥ 464.0
Third Party [Member]
Guarantor Obligations [Line Items]
Finance Lease, Principal Payments			63,500,000	420.0
Jinshang Leasings [Member]
Guarantor Obligations [Line Items]
Finance Lease, Principal Payments			6,600,000	¥ 44.0
Guarantor Obligations, Current Carrying Value			$ 69,800,000		¥ 462.0
Minimum [Member]
Guarantor Obligations [Line Items]
Guarantee expiration term			6 months	6 months
Maximum [Member]
Guarantor Obligations [Line Items]
Guarantee expiration term			12 months	12 months